Neiman Large Cap Value Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,400	RTX Corporation	$ 2,090,760	5.12%

Beverages
13,700	The Coca-Cola Company	957,767	2.35%

Electronic Computers
6,500	Apple Inc.	1,767,090	4.33%

Fire, Marine & Casualty Insurance
1,300	Berkshire Hathaway Inc. - Class B *	653,445	1.60%

Gas & Other Services Combined
15,700	Sempra Energy	1,386,153	3.40%

Hospitals & Medical Service Plans
1,600	UnitedHealth Group, Incorporated	528,176	1.29%

Metal Mining
8,690	Southern Copper Corporation	1,246,754	3.06%

Misc Industrial & Commercial Machinery & Equipment
3,700	Eaton Corporation PLC (Ireland)	1,178,487	2.89%

National Commercial Banks
3,500	JPMorgan Chase & Co.	1,127,770
5,000	The PNC Financial Services Group, Inc.	1,043,650
		2,171,420	5.32%

Petroleum Refining
6,100	Chevron Corporation	929,701
9,300	Exxon Mobil Corporation	1,119,162
6,900	Phillips 66	890,376
4,900	Valero Energy Corporation	797,671
		3,736,910	9.16%

Pharmaceutical Preparations
1,800	AbbVie Inc.	411,282
5,900	Johnson & Johnson	1,221,005
8,600	Merck & Co.	905,236
		2,537,523	6.21%

Radio & TV Broadcasting & Communications Equipment
5,300	QUALCOMM Incorporated	906,565	2.22%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation	786,488	1.93%

Retail - Variety Stores
1,900	Costco Wholesale Corporation	1,638,446	4.01%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc. - Class A	1,092,320	2.68%

Security Brokers, Dealers & Flotation Companies
14,600	The Charles Schwab Corporation	1,458,686	3.57%

Semiconductors & Related Devices
3,200	Analog Devices, Inc.	867,840
5,700	Broadcom Inc.	1,972,770
7,000	NVIDIA Corporation	1,305,500
3,800	Texas Instruments Incorporated	659,262
		4,805,372	11.78%

Services - Business Services, NEC
2,700	Accenture PLC - Class A (Ireland)	724,410	1.78%

Services - Computer Processing & Data Preparation
3,500	Alphabet Inc. - Class A	1,095,500
3,300	Automatic Data Processing, Inc.	848,859
1,400	Meta Platforms, Inc. - Class A	924,126
		2,868,485	7.03%

Services - Prepackaged Software
3,000	Microsoft Corporation	1,450,860	3.56%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,100	Procter & Gamble Company	730,881	1.79%

Special Industry Machinery, NEC
13,500	Lam Research Corporation	2,310,930	5.66%

Tobacco Products
10,400	Altria Group, Inc.	599,664
6,700	Philip Morris International Inc.	1,074,680
		1,674,344	4.10%

Total for Common Stocks (Cost - $20,019,521)		38,702,272	94.84%

Real Estate Investment Trusts
8,800	Lamar Advertising Company - Class A	1,113,904	2.73%
Total for Real Estate Investment Trusts (Cost - $671,415)

MONEY MARKET FUNDS
982,643	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% **	982,643	2.41%
Total for Money Market Funds (Cost - $982,643)

	Total Investments	40,798,819	99.98%
	(Cost - $21,673,579)

	Other Assets in Excess of Liabilities	9,382	0.02%

	Net Assets	$ 40,808,201	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2025.